Related Party Transactions - Legacy Volta Class B common stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Warrants exercised (in shares)	0		275
Proceeds from exercise of common stock warrants - related party			$ 2,000	$ 0
Warrant liability	$ 12,372,000		$ 27,071,000	$ 698,000
Issuance of restricted stock awards		$ 40,237,000
Class B Common Stock Warrants
Related Party Transaction [Line Items]
Warrants exercised (in shares)			371,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		6,916,950
Issuance of restricted stock awards		$ 5,700,000
Legacy Volta | Class B Common Stock | Restricted Stock | Affiliated Entity
Related Party Transaction [Line Items]
Warrants exercised (in shares)			182,025
Activate Capital Partners, LP | Affiliated Entity | Class B Common Stock Warrants
Related Party Transaction [Line Items]
Trading price (in dollars per share)			$ 0.01
Warrant liability			$ 1,500
Activate Capital Partners, LP | Class A Common Stock | Affiliated Entity
Related Party Transaction [Line Items]
Warrants converted (in shares)			188,638